Management of Financial Risk (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other non-current liabilities	$ 1,356	$ 3,544
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	41,476	40,160
Bank loan	40,000	40,000
Derivative liabilities	2,328	254
Income tax payable	14,237	14,447
Finance lease obligations	906	3,101
Other non-current liabilities	1,356	3,544
Operating leases	2,312	873
Provisions	15,186	14,228
Total financial liabilities	117,801	116,607
Liquidity risk [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	41,476	40,160
Derivative liabilities	2,328	254
Income tax payable	14,237	14,447
Finance lease obligations	906	2,189
Operating leases	653	431
Provisions	1,708	1,154
Total financial liabilities	61,308	58,635
Liquidity risk [member] | Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan	40,000	40,000
Finance lease obligations		912
Other non-current liabilities	1,356	3,544
Operating leases	1,025	360
Provisions	4,690	2,728
Total financial liabilities	47,071	47,544
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases	634	82
Provisions	5,465	5,172
Total financial liabilities	6,099	5,254
Liquidity risk [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provisions	3,323	5,174
Total financial liabilities	$ 3,323	$ 5,174